UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended December 31, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          McGarr Capital Management Corporation
Address:       2911 Turtle Creek Blvd., Suite 907
               Dallas, Texas  75219

13F File Number:    028-06900

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Chambers
Title:         Chief Financial Officer
Phone:         (214) 522-2577
Signature, Place, and Date of Signing:

      /s/Robert L. Chambers     Dallas, TX             February 14, 2000
      ---------------------     -----------            -----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           18

Form 13F Information Table Value Total:           $323,663


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                            FORM 13F INFORMATION TABLE

                         TITLE                                                                       VOTING AUTHORITY
                           OF                  VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER    -----------------------
NAME OF ISSUER           CLASS      CUSIP    (X$1,000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED   NONE
--------------           -----    ---------  --------    --------  ---  ----  -------  --------  --------- ------  -----
ADELPHIA                  CL A    006848105        505      7,700  SH           SOLE                 7,700
  COMMUNICATIONS
  CORP
BIOVAIL CORP INTL        WT EXP   09067K114        756     13,200  PRN          SOLE                13,200
  NEW                    093002
BRISTOL MYERS             COM     110122108     14,712    229,200  SH           SOLE               229,200
  SQUIBB CO
CISCO SYS INC             COM     17275R102     35,940    335,500  SH           SOLE               335,500
CITIGROUP INC             COM     172967101     23,016    413,300  SH           SOLE               413,300
DELL COMPUTER CORP        COM     247025109     38,995    764,600  SH           SOLE               764,600
GOLDMAN SACHS GROUP       COM     38141G104      2,091     22,200  SH           SOLE                22,200
  INC
HOUSEHOLD INTL INC        COM     441815107     19,120    513,300  SH           SOLE               513,300
INTELLIGENT POLYMERS    UNIT EX   45815V200        442     13,200  PRN          SOLE                13,200
  LTD                    093000
MCI WORLDCOM INC          COM     55268B106     24,276    457,500  SH           SOLE               457,500
PLAYTEX PRODS INC         COM     72813P100     39,174  2,547,900  SH           SOLE             2,547,900
RECKSON SVC INDS INC      COM     75621J109        624     10,000  SH           SOLE                10,000
SCHERING PLOUGH CORP      COM     806605101     12,924    305,000  SH           SOLE               305,000
SEAGATE TECHNOLOGY        COM     811804103     12,833    275,600  SH           SOLE               275,600
WILLIAMS                  CL A    969457100     13,836    452,700  SH           SOLE               452,700
  COMMUNICATIONS
  GROUP
UNAPIX ENTMT INC          COM     904270105        253    135,000  SH           SOLE               135,000
UNITEDGLOBALCOM           CL A    913247508     67,772    959,600  SH           SOLE               959,600
VODAFONE AIRTOUCH      SPONSORED  92857T107     16,394    331,200  PRN          SOLE               331,200
  PLC                     ADR
